RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 60,508,354	$ 60,902,362
Additions	$ 3,306,755	39,880,488	7,401,691
Modifications		(2,428,089)	(439,897)
Depreciation expense		(9,118,583)	(6,684,764)
Foreign currency translation adjustment		820,969	(671,038)
Right-of-use assets, end balance		89,663,139	60,508,354
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		59,375,131	60,297,423
Additions		29,560,843	6,661,404
Modifications		(2,401,574)	(450,567)
Depreciation expense		(7,766,903)	(6,497,931)
Foreign currency translation adjustment		799,545	(635,198)
Right-of-use assets, end balance		79,567,042	59,375,131
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,133,223	604,939
Additions		956,364	740,287
Modifications		(31,868)	10,670
Depreciation expense		(468,994)	(186,833)
Foreign currency translation adjustment		21,424	(35,840)
Right-of-use assets, end balance		1,610,149	1,133,223
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		0	0
Additions		9,363,281	0
Modifications		5,353	0
Depreciation expense		(882,686)	0
Foreign currency translation adjustment		0	0
Right-of-use assets, end balance		$ 8,485,948	$ 0